Operating Leases (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Time charter revenues (service element included)	$71,075	$61,667	$141,926	$113,325
Bareboat revenues	2,362	8,257	4,873	19,532
Total time charter and bareboat revenues	73,437	69,924	146,799	132,857
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	983	3,900	4,253	12,147
Total revenues	$74,420	$73,824	$151,052	$145,004

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2024 (excluding the six months ended June 30, 2024)	$134,060
2025	252,300
2026	214,812
2027	105,696
2028	39,363
2029 and thereafter	27,136
Total	$773,367

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2024 is as follows:

(U.S. Dollars in thousands)
2024 (excluding the six months ended June 30, 2024)	$592
2025	1,146
2026	93
Total	1,831
Less imputed interest	101
Carrying value of operating lease liabilities	$1,730